Share capital and share base payments - Additional Information (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Sep. 24, 2020	Sep. 11, 2020	Jul. 13, 2020	Jul. 07, 2020	Jan. 27, 2020	Jan. 15, 2020	Oct. 22, 2019	Oct. 21, 2019	Jul. 17, 2019	Jul. 05, 2019	Apr. 18, 2019	Feb. 08, 2019	Nov. 29, 2018	Oct. 25, 2018	Sep. 20, 2018	Dec. 31, 2017
Disclosure of changes in the share capital
Total equity	€ 155,976	€ 217,416	[1]	€ 167,240																€ 99,444	[2]
Par value per share (in EUR per share)	€ 0.05	€ 0.05		€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05
Total number of shares issued (in shares)	79,000,952	78,825,621																		57,607,031	[2]
Convertible preferred shares, vesting period (year)	1 year
Convertible preferred shares, retention period (year)	2 years
Number of own shares	18,575
Expense from share-based payment transactions with employees	€ 2,475	€ 3,826		€ 2,707
AGA Management 2016-1 / AGA Management 2016-2 / AGA Employees 2016-1 / AGA Employees 2016-2
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees	0	1,351		1,392
AGA Employees 2017
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees	€ 0	152		456
AGAP Management 2016-1 / AGAP Employees 2016-1 / AGAP Management 2016-2 / AGAP Management 2017 / AGAP Employees 2017
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees		252		567
AGA Bonus 2017 and AGA Bonus 2018
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees		190		208
Percentge of annual variable compensation	50.00%
Percentage of premium increased	30.00%
AGA Perf Management 2018 / AGA Perf Employees 2018
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees	€ 618	782		84
AGA 2018-1 Employees
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees	23	579		0
AGAP Management 2017-1
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees	43	29		0
AGAP Employee 2019 / AGAP Management 2019
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees	867	152		0
AGA Bonus 2019-1
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees	€ 0	339		0
Percentge of annual variable compensation	50.00%
Percentage of premium increased	30.00%
AGAP Employee 2020/AGAP Management 2020
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees	€ 502	0		0
AGA Bonus 2020-1
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees	€ 394	€ 0		€ 0
Percentge of annual variable compensation	50.00%
Percentage of premium increased	30.00%
BSAAR
Disclosure of changes in the share capital
Share-based payment transactions with employees, awards, expected term (year)	10 years
The 2016 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share)	€ 0.05
Total number of shares issued (in shares)	6,881
The 2017 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share)	€ 0.05
Total number of shares issued (in shares)	7,581
Common shares
Disclosure of changes in the share capital
Number of shares outstanding	78,986,490	78,811,114		63,932,655																57,600,100
Par value per share (in EUR per share)	€ 0.05

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d et 2.e for more details on transition measures.